INCOME TAXES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Ownership	Dec. 31, 2020 USD ($)	May 16, 2017 USD ($)	Jan. 17, 2017 USD ($)
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 0
Effective tax rate percent	0.00%	0.00%
Statutory tax rate	21.00%	21.00%
Deferred tax assets valuation allowance increased	$ 18,348,000	$ 3,729,000
Ownership change percentage testing period	3 years
Ownership change, description	ownership change occurs when certain shareholders increase their aggregated ownership by more than 50 percentage points over their lowest ownership percentage in a testing period (typically three years).
Number of consecutive ownership changes | Ownership	2
Ownership changes date, one	Jan. 17, 2017
Ownership changes date, two	May 16, 2017
Amount of annual limitation of net operating loss and tax credit carryforwards due to ownership change			$ 3,008,000	$ 865,000
Ownership changes analysis expected to be completed year	2022
Unrecognized tax benefits	$ 0	0
Income tax effects recognized	$ 0	0
Percentage of cash payment in research and development tax credit	65.00%
Research and development tax credit receivables	$ 196,000	467,000
Research and Development
Operating Loss Carryforwards [Line Items]
Exchange program recognized net benefits	103,000	131,000
Federal And State Net Operating Losses
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 0	$ 0
Federal Net Operating Loss
Operating Loss Carryforwards [Line Items]
Amount of estimated net operating loss and tax credit carryforwards will expire before utilization due to ownership change				3,125,000
Federal Research and Development
Operating Loss Carryforwards [Line Items]
Amount of estimated net operating loss and tax credit carryforwards will expire before utilization due to ownership change				$ 249,000